COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitment and Contingencies [Abstract]
Schedule of minimum annual lease payments
Year Ending December 31,	Amount

2012 (excluding the six months ended June 30, 2012)	$ 90,495
2013	30,165

Total	$ 120,660